SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2013
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8     -   SHAREHOLDERS' EQUITY

A.	Rights of Shares:

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Employee Incentive Plans:

The Company's Board of directors approves, from time to time, employee incentive plans, the last of which was approved in October 2007. Employee incentive plans include stock options, restricted stock units and restricted stock awards.

Stock Options

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1
Cost of Revenues:
Products	$310	$305	$202
Services	140	106	91
Research and Development expenses	881	923	601
Sales and Marketing expenses	576	497	470
General and Administration expenses	188	96	71
Total	$2,095	$1,927	$1,435

B.	Employee Incentive Plans:

Stock options usually vest over four years and their term may not exceed 10 years. The exercise price of each option is usually the market price of the underlying share at the date of each grant.

Through December 31, 2013, 10,342,088 share options have been issued under the plans, of which 4,348,063 options have been exercised, 4,286,323 options have been cancelled, and 738,915 options were exercisable as of December 31, 2013.

The weighted average fair value (in dollars) of the options granted during 2013, 2012 and 2011, according to Black-Scholes option-pricing model, amounted to $4.93, $5.32 and $5.94 per option, respectively. Fair value was determined on the basis of the price of the Company's share.

Summary of the status of the Company's share option plans as of December 31, 2013, 2012 and 2011, as well as changes during each of the years then ended, is presented below:

	2 0 1 3		2 0 1 2		2 0 1 1
	Share	Weighted average exercise	Share	Weighted average exercise	Share	Weighted average exercise
	options	price	options	Price	options	price

Outstanding - beginning of year	1,844,347	5.75	1,575,814	4.84	1,631,072	2.96
Granted	383,537	8.87	452,494	7.98	444,237	8.81
Exercised	513,896	2.34	131,922	2.03	436,601	2.12
Cancelled	6,286	5.73	52,039	7.1	62,894	4.05
Outstanding - year end	1,707,702	7.48	1,844,347	5.75	1,575,814	4.84

Options exercisable at year-end	738,915	6.35	867,134	3.86	634,252	2.95

The following table summarizes information about share options outstanding as of December 31, 2013:

Outstanding as of				Exercisable as of
December 31, 2013				December 31, 2013
prices Range of exercise	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
(US dollars)		(in years)	(US dollars)		(US dollars)

0.93-1.79	49,450	5.50	1.24	49,450	1.24
2.86-2.87	114,363	0.58	2.86	114,363	2.86
4.20-4.78	52,370	6.46	4.23	36,417	4.24
5.48-6.70	282,152	6.42	6.39	216,599	6.38
7.40-7.91	335,827	5.62	7.81	88,958	7.79
8.38-8.89	701,131	5.73	8.59	174,377	8.39
9.04-9.58	67,407	6.15	9.07	-	-
10.12-10.83	105,002	3.83	10.47	58,751	10.43
	1,707,702			738,915

Unrecognized compensation expense

As of December 31, 2013, there was $2,014 of total unrecognized compensation cost related to non-vested employee options and $443 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Restricted Share Units

Restricted Share Units ("RSU") grants are rights to receive shares of the Company's common stock on a one-for-one basis and vest 25% on each of the first, second, third and fourth anniversaries of the grant date and are not entitled to dividends or voting rights, if any, until they are vested. The fair value of the RSU awards is being recognized on a straight-line basis over vesting period. As of December 31, 2013, 406,940 RSU's, had been issued, 320,973 RSU's had been vested, 5,442 had been cancelled. As of December 31, 2012, 346,619 RSU's, had been issued, 236,224 RSU's had been vested, 3,425 had been cancelled. As of December 31, 2011, 331,451 RSU's, had been issued, 153,812 RSU's had been vested, 1,350 had been cancelled.